As filed with the Securities and Exchange Commission on Septemnber 15, 2008
                                     Investment Company Act File Number 811-4922


                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549


                                   FORM N-CSRS/A
                         CERTIFIED SHAREHOLDER REPORT OF
                   REGISTERED MANAGEMENT INVESTMENT COMPANIES


                   CALIFORNIA DAILY TAX FREE INCOME FUND, INC.
               (Exact name of registrant as specified in charter)


                                600 FIFTH AVENUE
                               NEW YORK, NY 10020
               (Address of principal executive offices) (Zip code)


                                 CHRISTINE MANNA
                     C/O REICH & TANG ASSET MANAGEMENT, LLC
                                600 FIFTH AVENUE
                            NEW YORK, NEW YORK 10020
                     (Name and address of agent for service)


Registrant's telephone number, including area code: 212-830-5200

Date of fiscal year end:   December 31

Date of reporting period:  June 30, 2008

ITEM 1: REPORT TO STOCKHOLDERS

         The purpose of this amendment is to change the heading "Class B" to "Advantage Class" on the financial highlights section and to correct certain clerical edgar-based errors contained in the Form filed on September 5, 2008 with accession number 0000764901-08-000099.

--------------------------------------------------------------------------------
CALIFORNIA                                  600 FIFTH AVENUE, NEW YORK, NY 10020
DAILY TAX FREE                                                    (212) 830-5200
INCOME FUND, INC.
--------------------------------------------------------------------------------


Dear Shareholder:


We are pleased to present the semi-annual report of California Daily Tax Free Income Fund, Inc. ("the Fund") for the period January 1, 2008 through June 30, 2008.

As of June 30, 2008, the Fund had net assets of $255,551,377.

We thank you for your support and we look forward to continuing to serve your cash management needs.



Sincerely,

/s/Michael P. Lydon



Michael P. Lydon
President

--------------------------------------------------------------------------------
CALIFORNIA DAILY TAX FREE INCOME FUND, INC.
EXPENSE CHART
FOR THE SIX MONTHS ENDED JUNE 30, 2008
(UNAUDITED)
================================================================================

As a shareholder of the Fund, you incur the following ongoing costs: management fees and other Fund expenses. You may also incur distribution and/or service (12b-1) fees. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period January 1, 2008 through June 30, 2008.

ACTUAL EXPENSES
The first line of the table below provides information about actual account values and actual expenses. You may use information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During the Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees that you may incur in other mutual funds. Therefore, the second line of the table is useful in comparing ongoing cost only, and will not help you determine the relative total costs of owning different funds.


------------------------------------------------------------------------------------------------------------------------
                                       Beginning Account   Ending Account Value     Expenses Paid        Annualized
               Class A                   Value 01/01/08          6/30/08         During the period*    Expense Ratio*
------------------------------------------------------------------------------------------------------------------------
  Actual                                    $1,000.00            $1,006.90              $4.19              0.84%
------------------------------------------------------------------------------------------------------------------------
  Hypothetical (5% return before            $1,000.00            $1,020.69              $4.22              0.84%
  expenses)
------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------
               Class B                 Beginning Account   Ending Account Value     Expenses Paid        Annualized
                                         Value 01/01/08          6/30/08         During the Period*    Expense Ratio*
------------------------------------------------------------------------------------------------------------------------
  Actual                                    $1,000.00            $1,007.90              $3.15              0.63%
------------------------------------------------------------------------------------------------------------------------
  Hypothetical (5% return before            $1,000.00            $1,021.73              $3.17              0.63%
  expenses)
------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------
           Advantage Shares            Beginning Account   Ending Account Value Expenses Paid            Annualized
                                         Value 01/01/08          6/30/08         During the Period*    Expense Ratio*
------------------------------------------------------------------------------------------------------------------------
  Actual                                    $1,000.00            $1,006.00              $5.09              1.02%
------------------------------------------------------------------------------------------------------------------------
 Hypothetical (5% return before             $1,000.00            $1,019.79              $5.12              1.02%
 expenses)
------------------------------------------------------------------------------------------------------------------------

* Expenses are equal to the Fund's annualized expense ratios multiplied by the average account value over the period (January 1, 2008 through June 30, 2008), multiplied by 182/366 (to reflect the six month period).

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
CALIFORNIA DAILY TAX FREE INCOME FUND, INC.
SCHEDULE OF INVESTMENTS
JUNE 30, 2008
(UNAUDITED)
================================================================================

                                                                                                                      Ratings (a)
   Face                                                                          Maturity    Current     Value             Standard
  Amount                                                                           Date     Coupon (b)  (Note 1)  Moody's  & Poor's
--------                                                                           ----     ----------  --------  -------  --------
Put Bond (c) (1.96%)
-----------------------------------------------------------------------------------------------------------------------------------
$ 5,000,000 Plaquemines, LA Port, Harbor and Terminal District Port Facilities RB
            (Chevron Pipeline Company Project) - Series 1984                      09/01/08     3.85%   $ 5,000,000     P-1      A-1+
-----------                                                                                            -----------
  5,000,000 Total Put Bond                                                                               5,000,000
-----------                                                                                            -----------
Tax Exempt Commercial Paper (3.33%)
-----------------------------------------------------------------------------------------------------------------------------------
$ 3,500,000 California Imperial Irrigation District Revenue Warrants
            (Water System Projects) - Series A
            LOC Citibank, N.A.                                                    07/11/08     1.50%   $ 3,500,000     P-1      A-1+
  5,000,000 Contra Costa Transportation Authority Subordinate Sales Tax Revenue
            (Limited Tax Bonds) - Series A
            LOC Bank of America, N.A.                                             07/09/08     1.98      5,000,000     P-1      A-1+
-----------                                                                                            -----------
  8,500,000 Total Tax Exempt Commercial Paper                                                            8,500,000
-----------                                                                                            -----------
Tax Exempt General Obligation Notes & Bonds (13.92%)
-----------------------------------------------------------------------------------------------------------------------------------
$ 1,500,000 California Communities TRAN (County of San Bernardino)
            - Series 2008A-4                                                      06/30/09     1.64%   $ 1,520,085   MIG-1     SP-1+
  4,500,000 City of Fremont (Alameda County), CA 2007 TRAN                        09/30/08     3.40      4,506,485             SP-1+
  4,000,000 City of Torrance, CA 2007/8 TRAN                                      07/02/08     3.69      4,000,085   MIG-1     SP-1+
  3,000,000 County of Sacramento, CA 2007 TRAN - Series A                         07/09/08     3.66      3,000,537   MIG-1     SP-1+
  3,000,000 County of Santa Cruz, CA 2007/8 TRAN                                  07/11/08     3.65      3,000,672   MIG-1     SP-1+
  5,000,000 Liberty Union High School District (County of Contra Costa), CA 2008
            TRAN                                                                  07/02/09     1.70      5,063,700   MIG-1
  4,000,000 Milpitas Unified School District (Santa Clara County), CA 2008 TRAN   07/14/09     1.72      4,030,560             SP-1+
  3,370,000 Petaluma City Elementary School District (Sonoma County), CA 2008
            TRAN                                                                  07/02/09     1.68      3,413,608             SP-1+
  4,000,000 Rincon Valley Union Elementary School District (Sonoma County), CA
            2008 TRAN                                                             07/14/09     1.70      4,031,360             SP-1+
  3,000,000 School Project for Utility Rate Reduction, CA 2007 RAN (Natural Gas
            Purchase Program for Member California School Districts and Community
            Colleges and Other Non-Member Affiliated Public Entities)             10/10/08     3.40      3,006,799   MIG-1
-----------                                                                                            -----------
 35,370,000 Total Tax Exempt General Obligation Notes & Bonds                                           35,573,891
-----------                                                                                            -----------

Variable Rate Demand Instruments (d) (80.25%)
-----------------------------------------------------------------------------------------------------------------------------------
$ 4,670,000 Alameda - Contra Costa, CA Schools Financing Authority
            (Capital Improvement Financing Project) - Series K
            LOC KBC Bank, N.V.                                                    08/01/32     1.35%   $ 4,670,000              A-1

--------------------------------------------------------------------------------
The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------
CALIFORNIA DAILY TAX FREE INCOME FUND, INC.
SCHEDULE OF INVESTMENTS (CONTINUED)
JUNE 30, 2008
(UNAUDITED)
================================================================================

                                                                                                                      Ratings (a)
   Face                                                                          Maturity    Current     Value             Standard
  Amount                                                                           Date     Coupon (b)  (Note 1)  Moody's  & Poor's
--------                                                                           ----     ----------  --------  -------  --------
Variable Rate Demand Instruments (d)
-----------------------------------------------------------------------------------------------------------------------------------
$ 2,045,000 Association for Bay Area Government Finance Authority for Nonprofit
            Corporations (America Baptist Homes of the West Project) - Series 1997C
            LOC U.S. Bank, N.A.                                                   10/01/27     2.16%   $ 2,045,000              A-1+
    500,000 Association for Bay Area Government Finance Authority for Nonprofit
            Corporations (America Baptist Homes of the West Project) - Series 1997D
            LOC U.S. Bank, N.A.                                                   10/01/27     2.16        500,000              A-1+
  5,100,000 Association for Bay Area Government Finance Authority for
            Nonprofit Corporations (Valley Christian Schools) - Series 2003
            LOC Bank of America, N.A.                                             11/01/32     1.28      5,100,000  VMIG-1
 11,225,000 BB&T Municipal Trust Floater Certificates Series 2014 (California
            Educational Facilities Authority RB (Stanford University)) - Series T-1
            LOC Branch Bank & Trust                                               03/15/39     1.54     11,225,000  VMIG-1
    650,000 California Educational Facilities Authority RB
            (Stanford University) - Series S-4                                    11/01/50     1.30        650,000  VMIG-1      A-1+
  8,300,000 California HFA Home Mortgage RB - Series 2002M                        08/01/33     2.45      8,300,000  VMIG-1      A-1+
    560,000 California HFFA RB (Adventist Hospital/West -
            Sutter Health Revolving Loan Pool) - Series 1991A
            LOC U.S. Bank, N.A.                                                   08/01/21     1.32        560,000  VMIG-1      A-1+
    670,000 California HFFA RB (Adventist Hospital/West -
            Sutter Health Revolving Loan Pool) - Series 2002A
            LOC Wachovia Bank, N.A.                                               09/01/25     1.80        670,000  VMIG-1
    100,000 California HFFA RB (Adventist Hospital/West -
            Sutter Health Revolving Loan Pool) - Series 2002B
            LOC Wachovia Bank, N.A.                                               09/01/25     1.80        100,000  VMIG-1
  1,600,000 California Infrastructure & Economic Development Bank RB
            (The J Paul Getty Trust) - Series 2003D                               04/01/33     1.45      1,600,000  VMIG-1      A-1+
    100,000 California PCFA Pollution Control Refunding RB
            (Pacific Gas and Electric Company) - Series 1996F
            LOC JPMorgan Chase Bank, N.A.                                         11/01/26     1.50        100,000              A-1+
  1,100,000 California PCFA Pollution Control Refunding RB
            (Pacific Gas and Electric Company) - Series 1996E
            LOC JPMorgan Chase Bank, N.A.                                         11/01/26     1.50      1,100,000              A-1+
    500,000 California PCFA Pollution Control Refunding RB
            (Pacific Gas and Electric Company) - Series 1996C
            LOC JPMorgan Chase Bank, N.A.                                         11/01/26     1.70        500,000              A-1+
  4,175,000 California School Facility Financing Corporation COPs
            (Capital Improvement Financing Project) - Series 1998B
            LOC Bayerische Hypoverein Bank, A.G.                                  07/01/24     1.35      4,175,000  VMIG-1

--------------------------------------------------------------------------------
The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------



================================================================================

                                                                                                                      Ratings (a)
   Face                                                                          Maturity    Current     Value             Standard
  Amount                                                                           Date     Coupon (b)  (Note 1)  Moody's  & Poor's
--------                                                                           ----     ----------  --------  -------  --------
Variable Rate Demand Instruments (d) (Continued)
-----------------------------------------------------------------------------------------------------------------------------------
$ 1,700,000 California State Economic Recovery Bonds - Series 2004C-3             07/01/23     2.16%   $ 1,700,000  VMIG-1      A-1+
  3,245,000 California State GO Bonds Kindergarten University Public Education
            Facilities Bonds - Series 2004A-1
            LOC Citibank/California State Teachers Retirement System              05/01/34     1.70      3,245,000  VMIG-1      A-1+
  2,575,000 California State GO Bonds Kindergarten University Public Education
            Facilities Bonds - Series 2004A-5
            LOC Citibank/California State Teachers Retirement System              05/01/34     2.00      2,575,000  VMIG-1      A-1+
  2,800,000 California State GO Bonds Kindergarten University Public Education
            Facilities Bonds - Series 2004B-3
            LOC Citibank/State Street/National Australia Bank                     05/01/34     1.60      2,800,000  VMIG-1      A-1+
 10,000,000 California Statewide Communities Development Authority
            MFHRB (IAC Project) - Series 2001 W-1
            LOC WellsFargo Bank, N.A.                                             08/01/34     1.53     10,000,000  VMIG-1
    695,000 California Statewide Communities Development Authority RB
            (North Peninsula Jewish Campus) - Series 2004
            LOC Bank of America,N.A.                                              07/01/34     2.30        695,000  VMIG-1
  8,000,000 California Statewide Communities Development Authority MHRB
            (Westgate Pasadena Apartment Project) - Series 2007G
            LOC Bank of America, N.A.                                             04/01/42     1.65      8,000,000  VMIG-1
  1,320,000 Carlsbad, CA MHRB
            (Santa Fe Ranch Apartments Project) - Series 1993A
            Guaranteed by Federal Home Loan Mortgage Corporation                  06/01/16     1.63      1,320,000  VMIG-1
  1,400,000 City of Pulaski and Giles County, TN RB
            (Martin Methodist College Program) - Series 2004
            LOC Amsouth Bank                                                      01/01/24     1.60      1,400,000  VMIG-1
  1,020,000 Colton, CA Redevelopment Agency 1985 Issue A
            LOC Federal Home Loan Bank                                            05/01/10     1.55      1,020,000              A-1+
  1,300,000 Corona-Norco, CA Unified School District COP's
            (School Facility Bridge Funding Program) - Series 2005
            Insured by FSA                                                        11/01/30     1.80      1,300,000  VMIG-1
    400,000 County of Contra Costa, CA Multifamily Mortgage Revenue Refunding Bond
            (Rivershore Apartments Project) - 1992 Series B
            Collateralized by Federal National Mortgage Association               11/15/22     1.32        400,000              A-1+
  3,500,000 County of San Mateo, CA MHRB
            (Pacific Oaks Apartments Project) - Series 1987A
            LOC Wells Fargo Bank, N.A.                                            07/01/17     1.58      3,500,000  VMIG-1

--------------------------------------------------------------------------------
The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------
CALIFORNIA DAILY TAX FREE INCOME FUND, INC.
SCHEDULE OF INVESTMENTS (CONTINUED)
JUNE 30, 2008
(UNAUDITED)
================================================================================

                                                                                                                      Ratings (a)
   Face                                                                          Maturity    Current     Value             Standard
  Amount                                                                           Date     Coupon (b)  (Note 1)  Moody's  & Poor's
--------                                                                           ----     ----------  --------  -------  --------
Variable Rate Demand Instruments (d) (Continued)
-----------------------------------------------------------------------------------------------------------------------------------
$ 4,500,000 Fremont, CA COPs (1998 Family Resource Center Financing Project)
            LOC KBC Bank, N.V.                                                    08/01/28     1.35%   $ 4,500,000              A-1+
    956,000 Irvine, CA Limited Obligation Improvement Bond
            Assessment District # 00-18 Series A
            LOC Bank of New York Mellon                                           09/02/26     1.60        956,000  VMIG-1
    977,000 Irvine, CA Limited Obligation Improvement Bond
            Assessment District # 03-19 Series A
            LOC Bank of New York Mellon\
            California State Teachers RetirementSystem                            09/02/29     1.60        977,000  VMIG-1
  1,100,000 Irvine, CA Limited Obligation Improvement Bond
            Assessment District # 05-21 Series A
            LOC Bank of New York Mellon\
            California State Teachers RetirementSystem                            09/02/31     2.30      1,100,000  VMIG-1
  6,895,000 Irvine, CA Limited Obligation Improvement Bond
            Assessment District # 89-10 (Orange County, CA)
            LOC Bayerische Hypovereinesbank, A.G.                                 09/02/15     1.61      6,895,000  VMIG-1      A-1+
    300,000 Irvine, CA Limited Obligation Improvement Bond
            Assessment District # 94-13 (Oak Creek)
            LOC State Street Bank& Trust                                          09/02/22     1.60        300,000  VMIG-1      A-1+
    300,000 Irvine, CA Limited Obligation Improvement Bond
            Assessment District # 94-15 (Orange County, CA)
            LOC State Street Bank & Trust                                         09/02/20     1.60        300,000  VMIG-1      A-1+
    900,000 Irvine Ranch, CA Water District Consolidated Series 1995
            GO of Improvement District #s 105, 140, 240 & 250
            LOC State Street Bank & Trust                                         01/01/21     2.14        900,000  VMIG-1      A-1+
  1,900,000 Irvine Ranch, CA Water District Consolidated Series 1991
            GO of Improvement District #s 105, 250 & 290
            LOC Landesbank Baden-Wurttemberg                                      08/01/16     2.85      1,900,000  VMIG-1      A-1+
    900,000 Irvine Ranch, CA Water District GO of Improvement District # 182 Series A
            LOC Landesbank Hessen Thuringen Girozentrale                          11/15/13     2.14        900,000              A-1+
    800,000 Irvine Ranch, CA Water District GO of Improvement District # 282 Series A
            LOC Landesbank Hessen Thuringen Girozentrale                          11/15/13     2.14        800,000              A-1+
  1,700,000 King George County, VA IDA (Birchwood Power Partners, L.P. Project)
            - Series 1995
            LOC Bank of Nova Scotia                                               11/01/25     3.07      1,700,000              A-1+

--------------------------------------------------------------------------------
The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------



================================================================================

                                                                                                                      Ratings (a)
   Face                                                                          Maturity    Current     Value             Standard
  Amount                                                                           Date     Coupon (b)  (Note 1)  Moody's  & Poor's
--------                                                                           ----     ----------  --------  -------  --------
Variable Rate Demand Instruments (d) (Continued)
-----------------------------------------------------------------------------------------------------------------------------------
$ 5,155,000 Lake Elsinore Recreation Authority Revenue Refunding Bonds
            (Public Facilities Project) - Series 2000A
            Guaranteed by California State Teachers Retirement System             02/01/32     1.32%   $ 5,155,000  VMIG-1      A-1+
  6,500,000 Lee County, FL (Lee Memorial Health System) - Series 1985D            04/01/20     3.60      6,500,000  VMIG-1      A-1+
  1,400,000 Los Angeles, CA RB
            (Department of Water and Power System) - Series 2001 B-3              07/01/34     1.65      1,400,000  VMIG-1      A-1+
  5,000,000 Los Angeles, CA
            (Department of Water and Power System) - Series 2002 A-6              07/01/35     1.50      5,000,000  VMIG-1      A-1+
  3,300,000 Los Angeles, CA Housing Authority MHRB
            (Malibu Meadows Project) - Series 1998B
            Collateralized by Federal National Mortgage Association               04/15/28     1.31      3,300,000              A-1+
  1,000,000 Metropolitian Transportation Authority, NY - Series 2005E-1
            LOC Fortis Bank S.A./N.V.                                             11/01/35     1.34      1,000,000  VMIG-1      A-1+
  1,500,000 Metropolitian Water District of Southern California - 2000 Series B-1 07/01/35     1.60      1,500,000  VMIG-1      A-1+
  2,500,000 Metropolitian Water District of Southern California - 2001 Series C-1 07/01/36     2.85      2,500,000  VMIG-1      A-1+
  2,100,000 Oakland-Alameda County Coliseum Authority, CA
            Lease RB (Oakland Coliseum Project) - Series C-1
            LOC Bank of America/ California State Teachers Retirement System      02/01/25     1.35      2,100,000  VMIG-1      A-1+
    400,000 Ontario, CA IDA IDRB
            (LD, Brinkman &  Co.-  West Coast Project) Series 1985
            LOC Bank of America, N.A.                                             04/01/15     1.55        400,000     P-1
  1,000,000 Orange County, CA Sanitation District COP - Series 2006               02/01/36     1.50      1,000,000  VMIG-1      A-1+
  1,000,000 Palm Beach County, FL RB
            (Norton Gallery and School of Art, Inc. Project) - Series 1995
            LOC Northern Trust                                                    05/01/25     1.63      1,000,000              A-1+
 11,825,000 Pomona, CA COPs (Mt. San Antonio Gardens Project) Series 2004
            LOC HSH Nordbank                                                      01/01/34     1.31     11,825,000              A-1+
    990,000 PUTTERS -Series 1435 (Relating to the Trustees  of the California State
            University RB) - Series 2005C
            LOC JP Morgan Chase Bank, N.A.                                        11/01/13     4.00        990,000              A-1
  2,400,000 Riverside County, CA 1985 COPs (ACES) Type One Series A
            LOC State Street Bank & Trust                                         12/01/15     1.43      2,400,000  VMIG-1      A-1+
    200,000 Rohnert Park, Sonoma County, CA
            MHRB (Crossbrook Apartments) - Series 1995A
            Guaranteed by Federal National Mortgage Association                   06/15/25     1.32      200,000                A-1+

--------------------------------------------------------------------------------
The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------
CALIFORNIA DAILY TAX FREE INCOME FUND, INC.
SCHEDULE OF INVESTMENTS (CONTINUED)
JUNE 30, 2008
(UNAUDITED)
================================================================================

                                                                                                                      Ratings (a)
   Face                                                                          Maturity    Current     Value             Standard
  Amount                                                                           Date     Coupon (b)  (Note 1)  Moody's  & Poor's
--------                                                                           ----     ----------  --------  -------  --------
Variable Rate Demand Instruments (d) (Continued)
-----------------------------------------------------------------------------------------------------------------------------------
$ 6,800,000 Sacramento County, CA  1990 COPs
            (Administration Center and Court House Project)
            LOC Bayerische Landesbank                                             06/01/20     1.32%   $ 6,800,000  VMIG-1      A-1+
  3,095,000 Sacramento County, CA Multifamily Mortgage RB
            (Smoketree Apartments) - Series 1990A
            Guaranteed by Federal National Mortgage Association                   04/15/10     1.70      3,095,000              A-1+
  2,000,000 San Bernardino County, CA Multifamily Mortgage RB
            (Parkview Place Apartments) - Series 2004A
            Collateralized by Federal National Mortgage Association               02/15/27     1.31      2,000,000              A-1+
  3,200,000 San Bernardino County, CA COPs
            (County Center Refinancing Project) - Series 1996
            LOC BNP Paribas                                                       07/01/15     1.28      3,200,000  VMIG-1      A-1+
  2,700,000 San Diego, CA COPs (San Diego Museum of Art)
            LOC Allied Irish Banks PLC                                            09/01/30     1.35      2,700,000  VMIG-1
  5,500,000 San Francisco, CA Redevelopment Agency of City & County
            (Filmore Center) - Series A1
            Guaranteed by Federal Home Loan Mortgage Corporation                  12/01/17     1.69      5,500,000              A-1+
  2,900,000 Santa Ana, CA Health Facility RB
            (Town and Country Manor Project) - Series 1990
            LOC KBC Bank                                                          10/01/20     1.55      2,900,000              A-1
  2,200,000 Santa Clara County, El Camino California Hospital District  Hospital Facility
            Authority Revenue (1985 Valley Medical Central Project) - Series A
            LOC State Street Bank & Trust                                         08/01/15     1.43      2,200,000  VMIG-1
  2,675,000 Santa Clara County, CA MHRB
            (Grove Garden Apartments) - Series 1997A
            Collateralized by Federal National Mortgage Association               02/15/27     1.31      2,675,000              A-1+
  1,000,000 Simi Valley, CA MHRB (Lincoln Wood Ranch) - Series 1990
            Guaranteed by Federal Home Loan Mortgage Corporation                  06/01/10     1.31      1,000,000              A-1+
  2,000,000 Southern California Public Power Authority
            (Southern Transmission Project) - Series 2000A
            Insured by FSA                                                        07/01/23     1.70      2,000,000  VMIG-1      A-1+
  1,550,000 Southern California Public Power Authority
            (Southern Transmission Project) - Series 2001A
            Insured by FSA                                                        07/01/21     1.60      1,550,000  VMIG-1      A-1+
  3,850,000 State of California Department of Water Resources
            Power Supply RB - Series 2005F-5
            LOC Citibank, N.A.                                                    05/01/22     2.85      3,850,000  VMIG-1      A-1+

--------------------------------------------------------------------------------
The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------



================================================================================

                                                                                                                      Ratings (a)
   Face                                                                          Maturity    Current     Value             Standard
  Amount                                                                           Date     Coupon (b)  (Note 1)  Moody's  & Poor's
--------                                                                           ----     ----------  --------  -------  --------
Variable Rate Demand Instruments (d) (Continued)
-----------------------------------------------------------------------------------------------------------------------------------
$ 4,000,000 State of California GO - Series 2003 A-1
            LOC Westdeutsche Landesbank\JP MorganChase Bank, N.A.                 05/01/33     2.85%   $ 4,000,000  VMIG-1      A-1+
  7,100,000 State of California Department of Water Resources
            Power Supply RB - Series 2002B-5
            LOC Bayerische Landesbank / Westdeutche Landesbank AG                 05/01/22     2.16      7,100,000  VMIG-1      A-1+
  1,170,000 State of California Department of Water Resources
            Power Supply RB - Series 2002B-6
            LOC State Street Bank & Trust                                         05/01/22     1.60      1,170,000  VMIG-1      A-1+
    800,000 State of California GO -Series 2005-B7
            LOC LandesbankHessen Thurigen Girozentrale                            05/01/40     1.70        800,000  VMIG-1      A-1+
  1,800,000 State of Missouri HEFA Educational Facilities RB
            (Ranken Technical College) - Series 2007
            LOC Northern Trust                                                    11/15/31     2.40      1,800,000              A-1+
  2,000,000 TOCs (TICs/TOCs Trust - Series 2001-2) Relating to Puerto Rico
            Public Improvement GO - Series 2001
            Insured by FSA                                                        07/01/19     1.58      2,000,000              A-1+
  1,500,000 Turlock, CA Irrigation District COP's
            (Capital Improvement and Refunding Project) - Series 2001A
            LOC Society General                                                   01/01/31     1.50      1,500,000              A-1+
            500,000Western Riverside County,CA Regional Wastewater Authority RB
            (Regional Wastewater Treatment System) - Series 1996
            LOC Dexia CLF                                                         04/01/28     1.60        500,000  VMIG-1      A-1+
-----------                                                                                          -------------
205,088,000 Total Variable Rate Demand Instruments                                                     205,088,000
-----------                                                                                          -------------

Variable Rate Demand Instruments - Private Placements (d) (0.71%)
-----------------------------------------------------------------------------------------------------------------------------------
$ 1,455,000 Redevelopment Agency of the City of Morgan Hill
            (Kent Trust Project) - Series 1984B
            LOC Wells Fargo Bank, N.A.                                            12/01/14     2.50%   $ 1,455,000     P-1      A-1+
    365,000 Redevelopment Agency of the City of Morgan Hill
            (Nob Hill Venture Investments) - Series 1984
            LOC Wells Fargo Bank, N.A.                                            12/01/09     2.50        365,000     P-1      A-1+
-----------                                                                                          -------------
  1,820,000 Total Variable Rate Demand Instruments - Private Placements                                  1,820,000
-----------                                                                                          -------------
            Total Investments (100.17%) (cost $255,981,891+)                                           255,981,891
            Liabilities in excess of cash and other assets (-0.17%)                                       (430,514)
                                                                                                     -------------
            Net Assets (100.00%)                                                                      $255,551,377
                                                                                                     =============

            +   Aggregate cost for federal income tax purposes is identical.

--------------------------------------------------------------------------------
The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------
CALIFORNIA DAILY TAX FREE INCOME FUND, INC.
SCHEDULE OF INVESTMENTS (CONTINUED)
JUNE 30, 2008
(UNAUDITED)
================================================================================

FOOTNOTES:

(a) Unless the securities are assigned their own ratings, the ratings are those of the bank whose letter of credit guarantees the issue or the insurance company who insures the issue. All letters of credit and insurance are irrevocable and direct pay covering both principal and interest. Ratings are unaudited.

In addition, certain issuers may have either, a line of credit, a liquidity facility, a standby purchase agreement or some other financing mechanism to ensure the remarketing of the securities. This is not a guarantee and does not serve to insure or collateralize the issue.

(b) The interest rate shown reflects the security's current coupon, unless yield is available.

(c) The  maturity  date  indicated  for the put bonds is the next put date.  (d)
Securities payable on demand at par including accrued interest (usually with seven days notice) and where indicated are unconditionally secured as to principal and interest by a bank letter of credit. The interest rates are adjustable and are based on bank prime rates or other interest rate adjustment indices. The rate shown is the rate in effect at the date of this statement.


KEY:
   ACES    =    Adjustable Convertible Extendible Securities  LOC      =   Letter of Credit
   COP     =    Certificates of Participation                 MHRB     =   Multi-Family Housing Revenue Bond
   FSA     =    Financial Security Assurance                  PCFA     =   Pollution Control Finance
   GO      =    General Obligation                            RAN      =   Revenue Anticipation Notes
   HEFA    =    Health and Education Facilities Authority     RB       =   Revenue Bond
   HFA     =    Housing Finance Agency                        TIC      =   Trust Inverse Certificates
   HFFA    =    Health Facility Finance Authority             TOC      =   Tender Option Certificates
   IDA     =    Industrial Development Authority              TRAN     =   Tax and Revenue Anticipation Notes
   IDRB    =    Industrial Development Revenue Bond

--------------------------------------------------------------------------------
The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------
CALIFORNIA DAILY TAX FREE INCOME FUND, INC.
BREAKDOWN OF PORTFOLIO HOLDINGS BY STATE
JUNE 30, 2008
(UNAUDITED)
================================================================================

--------------------------------------------------------------------------------
         States                       Value                     % of Portfolio
--------------------------------------------------------------------------------
California                          $235,581,891                     92.03%
Florida                                7,500,000                      2.93
Louisiana                              5,000,000                      1.95
Missouri                               1,800,000                      0.70
New York                               1,000,000                      0.39
Puerto Rico                            2,000,000                      0.78
Tennessee                              1,400,000                      0.55

Virginia                               1,700,000                      0.67
--------------------------------------------------------------------------------
Total                               $255,981,891                    100.00%
--------------------------------------------------------------------------------



--------------------------------------------------------------------------------
The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------
CALIFORNIA DAILY TAX FREE INCOME FUND, INC.
STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 2008
(UNAUDITED)
================================================================================

ASSETS
   Investments in securities, at amortized cost (Note 1)................................        $ 255,981,891
   Cash.................................................................................           16,778,782
   Due from Transfer Agent..............................................................              102,515
   Accrued interest receivable..........................................................              996,930
   Prepaid expenses.....................................................................                9,624
                                                                                                -------------
         Total assets...................................................................          273,869,742
                                                                                                -------------

LIABILITIES
   Payable to affiliates (Note 2).......................................................              135,463
   Payable for securities purchased.....................................................           18,059,313
   Accrued expenses.....................................................................               84,993
   Dividends payable....................................................................               38,596
                                                                                                -------------
         Total liabilities..............................................................           18,318,365
                                                                                                -------------
   Net assets...........................................................................        $ 255,551,377
                                                                                                =============

SOURCE OF NET ASSETS
   Net capital paid in on shares of capital stock (Note 3)..............................        $ 255,566,957
   Accumulated net realized loss........................................................              (16,004)
   Accumulated undistributed net investment income......................................                  424
                                                                                                -------------
   Net assets...........................................................................        $ 255,551,377
                                                                                                =============

Net asset value, per share (Note 3):

Class Name                                          Net Assets          Shares Outstanding         Net Asset Value
Class A Shares..............................       $174,147,033            174,157,650                 $1.00
Class B Shares..............................        $10,405,446             10,406,080                 $1.00
Advantage Shares............................        $70,998,898             71,003,227                 $1.00

--------------------------------------------------------------------------------
The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------
CALIFORNIA DAILY TAX FREE INCOME FUND, INC.
STATEMENT OF OPERATIONS
SIX MONTHS ENDED JUNE 30, 2008
(UNAUDITED)
================================================================================

INVESTMENT INCOME
Income:
  Interest................................................................................      $   3,124,969
                                                                                                -------------
Expenses: (Note 2)
   Investment management fee..............................................................            420,821
   Administration fee.....................................................................            294,574
   Distribution fee (Advantage shares)....................................................            154,761
   Shareholder servicing fee (Class A shares).............................................            194,627
   Shareholder servicing fee (Advantage shares)...........................................             85,978
   Custodian expenses.....................................................................              5,364
   Shareholder servicing and related shareholder expenses+................................             76,137
   Legal, compliance and filing fees......................................................             22,514
   Audit and accounting...................................................................             36,346
   Directors' fees and expenses...........................................................             16,416
   Miscellaneous..........................................................................              3,766
                                                                                                -------------
     Total expenses.......................................................................          1,311,304
     Less: Fees waived (Note 2)...........................................................            (89,417)
                                                                                                -------------
     Net expenses.........................................................................          1,221,887
                                                                                                -------------
Net investment income.....................................................................          1,903,082

REALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain on investments..........................................................             54,211
                                                                                                -------------
Increase in net assets from operations....................................................      $   1,957,293
                                                                                                =============

+ Includes class specific transfer agency expenses of $58,392 and $3,856 for Class A and Class B shares, respectively.

--------------------------------------------------------------------------------
The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------
CALIFORNIA DAILY TAX FREE INCOME FUND, INC.
STATEMENTS OF CHANGES IN NET ASSETS

================================================================================


                                                                         Six Months
                                                                            Ended                        Year
                                                                        June 30, 2008                    Ended
                                                                         (Unaudited)               December 31, 2007
                                                                        ------------               -----------------
INCREASE (DECREASE) IN NET ASSETS
Operations:
     Net investment income......................................       $     1,903,082              $     6,926,193
     Net realized gain on investments...........................                54,211                       68,649
                                                                       ---------------              ---------------
     Increase in net assets from operations.....................             1,957,293                    6,994,842

Dividends to shareholders from net investment income:*
     Class A shares.............................................            (1,361,935)                  (5,059,844)
     Class B shares.............................................              (144,852)                    (582,885)
     Advantage shares...........................................              (396,295)                  (1,285,424)
                                                                       ---------------              ---------------
     Total dividend to shareholders.............................            (1,903,082)                  (6,928,153)

Capital share transactions (Note 3):
    Class A shares.............................................            (44,728,030)                   51,792,677
    Class B shares.............................................             (8,606,557)                     563,029
    Advantage shares...........................................             16,066,263                   (1,527,444)
                                                                       ---------------              ---------------
     Total capital share transactions...........................           (37,268,324)                  50,828,262
                                                                       ---------------              --------------
     Total increase (decrease)..................................           (37,214,113)                  50,894,951

Net assets:
     Beginning of period........................................           292,765,490                  241,870,539
                                                                       ---------------              ---------------
     End of period..............................................       $   255,551,377              $   292,765,490
                                                                       ===============              ===============


Undistributed net investment income.............................       $           424              $           424
                                                                       ===============              ===============

* Designated as exempt-interest dividends for federal income tax purposes.

--------------------------------------------------------------------------------
The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------
CALIFORNIA DAILY TAX FREE INCOME FUND, INC.
NOTES TO FINANCIAL STATEMENTS
(UNAUDITED)
================================================================================

1. Summary of Accounting Policies

California Daily Tax Free Income Fund, Inc. is a non-diversified, open-end management investment company registered under the Investment Company Act of 1940. The Fund is a short-term, tax exempt money market fund. The Fund has three classes of stock authorized, Class A, Class B and Advantage California Tax Exempt Liquidity Fund ("Advantage shares"). The Class A and Advantage shares are subject to a service fee pursuant to the Shareholder Servicing Agreements. Pursuant to its Plan, the Advantage shares are also subject to a distribution fee under its Distribution Agreement. The Class B shares are not subject to either of these fees. Additionally, the Fund may allocate among its classes certain expenses to the extent allowable to specific classes, including transfer agent fees, government registration fees, certain printing and postage costs, and administrative and legal expenses. Class specific expenses of the Fund were limited to service and distribution fees and transfer agent expenses. Income, expense (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets. In all other respects, all share classes represent the same interest in the income and assets of the Fund.

The Fund's financial statements are prepared in accordance with accounting principles generally accepted in the United States of America for investment companies as follows:

  a) Valuation of Securities -
     Investments are valued at amortized cost which approximates market value. Under this valuation method, a portfolio instrument is valued at cost and any discount is accreted or premium is amortized on a constant basis to the maturity of the instrument. If fluctuating interest rates cause the market value of the Fund's portfolio to deviate more than 1/2 of 1% from the value determined on the basis of amortized cost, the Board of Directors will consider whether any action should be initiated. The maturity of variable rate demand instruments is deemed to be the longer of the period required before the Fund is entitled to receive payment of the principal amount or the period remaining until the next interest rate adjustment.

     b)  Federal  Income  Taxes -
     It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its tax exempt and taxable, if any, income to its shareholders. Therefore, no provision for federal income tax is required.

     c)  Dividends  and   Distributions  -
     Dividends from investment income (excluding capital gains and losses, if any, and amortization of market discount) are declared daily and paid monthly. Distributions of net capital gains, if any, realized on sales of investments are made after the close of the Fund's fiscal year, as declared by the Fund's Board of Directors.

     d) Use of Estimates -
     The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

     e) Representations and  Indemnifications -
     In the normal course of business the Fund enters into contracts that contain a variety of representations and warranties which provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.


--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
CALIFORNIA DAILY TAX FREE INCOME FUND, INC.
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
(UNAUDITED)
================================================================================
1. Summary of Accounting Policies (continued)

     f) General -
     Securities transactions are recorded on a trade date basis. Interest income, including accretion of discount and amortization of premiums, is accrued as earned. Realized gains and losses from securities transactions are recorded on the identified cost basis.

2. Investment  Management Fees and Other Transactions with Affiliates

Under the Investment Management Contract, the Fund pays an investment management fee to Reich & Tang Asset Management, LLC (the "Manager") at the annual rate of 0.30% of the Fund's average daily net assets.

Pursuant to an Administrative Services Contract, the Fund pays to the Manager an annual fee of 0.21% of the Fund's average daily net assets.

Pursuant to the Distribution and Service Plans adopted under Securities and Exchange Commission Rule 12b-1, the Fund and Reich & Tang Distributors, Inc. (the "Distributor"), an affiliate of the Manager, have entered into a Distribution Agreement (with respect to all classes) and a Shareholder Servicing Agreement (with respect to Class A and Advantage shares only). For its services under the Shareholder Servicing Agreement, the Distributor receives from the Fund, a fee equal to 0.20% of the average daily net assets with respect to the Class A shares and a service fee of 0.25% with respect to the Advantage shares. In addition, the Distributor receives 0.45% per annum in distribution fees of the Advantage share's average daily net assets. There were no additional expenses borne by the Fund pursuant to the Distribution and Service Plans.

As of June 30, 2008, the amounts Payable to affiliates included in the Statement of Assets and Liabilities are broken down as follows:

     Fee Type                        Affiliate                    Amount
    ----------                      -----------                  --------
Management fee                       Manager                 $    64,684
Administration fee                   Manager                      45,279
Shareholder servicing fee            Distributor                  13,888
Distribution fee                     Distributor                   3,622
Transfer Agency fees                 transfer agent                7,990
                                                             -----------
         Total                                               $   135,463
                                                             ===========

For the period ended June 30, 2008, the following fees were voluntarily waived by the Distributor:

Distribution fees - Advantage shares...................... $ 89,417
                                                           ========

The Distributor has no right to recoup prior waivers.

Fees are paid to Directors of the Fund not affiliated with the Manager are paid a fee that is to be allocated among multiple funds, as defined below. Each Independent Director receives an annual retainer of $60,000 and a fee of $3,000 for each Board of Directors meeting attended. Each Independent Director also receives a fee up to $1,500 at the discretion of the Lead Director for telephonic Board meetings and committee meetings that are not held on the same day as a Board Meeting. In addition, the Lead Independent Director receives an additional $13,800, payable quarterly and the Audit Committee Chairman each receives an additional annual fee of $9,200, payable quarterly. Each Independent Director will also be reimbursed for all out-of-pocket expenses relating to attendance at such meetings. The fees noted above are to be allocated at the discretion of the Manager among the Fund, the Connecticut Daily Tax Free Income Fund, Inc., the Florida Daily Municipal Income Fund, the New Jersey Daily Municipal Income Fund, Inc., and the Daily Income Fund.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------



================================================================================

2. Investment Management Fees and Other Transactions with Affiliates (continued)

The Fund maintains a non-interest bearing cash balance with the transfer agent to facilitate the timely processing of redemptions resulting from checks written by the underlying investors in the Fund on a daily basis. At June 30, 2008, this cash balance was $102,515.

Included in the Statement of Operations under the caption "Shareholder servicing and related shareholder expenses" are fees pursuant to the Transfer Agency Agreement between Reich & Tang and the Fund. Reich & Tang Services, Inc., an affiliate of the Manager, as transfer agent and dividend agent, receives a fee of $17.40 per account per year or a minimum of 0.05% of the monthly average net assets of the Class A and Class B Shares of the Fund. For the period ended June 30, 2008 these fees amounted to:

                                                  Amount                 %
                                                --------                ---
 Class A shares.............................     $48,928               0.05%
 Class B Shares.............................       4,306               0.05%
                                                --------
 Total Transfer Agency Fees.................     $53,234
                                                ========

3. Compensating Balance Arrangement and Other Transactions

Reich & Tang and the Bank of New York have entered into a compensating balance arrangement, effective November 1, 2006, with the California Daily Tax Free Income Fund, Inc., which would allow the Fund to compensate the Bank for any overdrafts by maintaining a positive cash balance the next day. Conversely, on any day the Fund maintains a positive balance it will be allowed to overdraw the account as compensation. In both cases the Federal Reserve requirements, currently 10%, will be assessed. Therefore, all overdrafts must be compensated at 100% of the total and all positive balances will allow for an overdraft of 90% of the total. On June 30, 2008, there was a positive cash balance of $16,705,272.

4. Capital Stock

At June 30, 2008, 20,000,000,000 shares of $.001 par value stock were authorized. Transactions in capital stock, all at $1.00 per share, were as follows: Six Months Ended Year

                                                Six Months Ended                        Year
                                                 June 30, 2008                          Ended
Class A shares                                    (Unaudited)                     December 31, 2007
--------------                                  --------------                    -----------------
Sold......................................         358,797,600                      1,040,346,358
Issued on reinvestment of dividends.......           1,127,879                          4,345,574
Redeemed..................................        (404,653,509)                      (992,899,255)
                                                --------------                      --------------
Net increase (decrease)...................         (44,728,030)                        51,792,677
                                                ==============                      ==============

Class B shares
--------------
Sold......................................          35,708,197                        116,632,797
Issued on reinvestment of dividends.......             140,797                            582,503
Redeemed..................................         (44,455,551)                      (116,652,271)
                                                --------------                      --------------
Net increase (decrease)...................          (8,606,557)                           563,029
                                                ==============                      ==============

Advantage shares
----------------
Sold......................................         123,000,856                        177,699,133
Issued on reinvestment of dividends.......             380,810                          1,282,794
Redeemed..................................        (107,315,403)                      (180,509,371)
                                                --------------                      --------------
Net increase (decrease)...................          16,066,263                         (1,527,444)
                                                ==============                      ==============

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
CALIFORNIA DAILY TAX FREE INCOME FUND, INC.
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
(UNAUDITED)
================================================================================
5. Concentration of Credit Risk

The Fund invests primarily in obligations of political subdivisions of the State of California and, accordingly, is subject to the credit risk associated with the non-performance of such issuers. Approximately 72% of these investments are further secured, as to principal and interest, by credit enhancements such as letters of credit, municipal bond insurance and guarantees issued by financial institutions. The Fund maintains a policy of monitoring its exposure by reviewing the creditworthiness of the issuers, as well as that of the financial institutions issuing the credit enhancements, and by limiting the amount of holdings with letters of credit from one financial institution.

6. Tax Information

The tax character of all distributions paid during the years ended December 31, 2007 and 2006 were tax-exempt income.

During the year ended December 31, 2007, the Fund utilized $68,649 of its carried forward capital losses.

At December 31, 2007, the Fund had for federal income tax purposes, capital losses of $70,215, which may be carried forward to offset future capital gains. Such losses expire December 31, 2009.

At December 31, 2007, the undistributed tax-exempt income for income tax purposes amounted to $424.

The Fund has adopted Financial Accounting Standards Board ("FASB") Interpretation No. 48, Accounting for Uncertainty in Income Taxes, an interpretation of FASB Statement No. 109 ("FIN 48"). FIN 48 requires Management to determine whether a tax position of the Fund is more likely than not to be sustained upon examination by the applicable taxing authority, including resolution of any related appeals or litigation processes, based on the technical merits of the position. The tax benefit to be recognized is measured as the largest amount of benefit that is greater than fifty percent likely of being realized upon ultimate settlement which could result in the Fund recording a tax liability that would reduce net assets. FIN 48 must be applied to all existing tax positions upon initial adoption and the cumulative effect, if any, is to be reported as an adjustment to net assets.

Based on its analysis, Management has determined that the adoption of FIN 48 did not have an impact to the Fund's financial statements upon adoption. However, Management's conclusions regarding FIN 48 may be subject to review and adjustment at a later date based on factors including, but not limited to, further implementation guidance expected from the FASB, and on-going analyses of tax laws, regulations and interpretations thereof.


--------------------------------------------------------------------------------

--------------------------------------------------------------------------------



================================================================================
7. New Accounting Pronouncement

The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" ("FAS 157") on January 1, 2008. FAS 157 defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. FAS 157 establishes a framework for measuring fair value and three level hierarchy for fair value measurements based on the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund's own assumptions about the assumptions that market participants would use in pricing the assets or liability developed based on the best information available in the circumstances. The Fund's investment in its entirety is assigned a level based upon the inputs which are significant to the overall valuation. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels:

Level 1 - quoted prices in active markets for identical securities

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the inputs used to value the fund's net assets as of June 30, 2008:
Valuation Inputs                                Investment in Securities
----------------                                ------------------------
Level 1 - Quoted Prices                            $         -0-
Level 2 - Other Significant Observable Inputs        255,981,891
Level 3 - Significant Unobservable Inputs                    -0-
                                                   -------------
Total                                              $ 255,981,891
                                                   =============


--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
CALIFORNIA DAILY TAX FREE INCOME FUND, INC.
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
(UNAUDITED)
================================================================================
8. Financial Highlights

                                                 Six Months                         Years Ended December 31,
                                                    Ended        -------------------------------------------------------------
                                                June 30, 2008
Class A shares                                  (Unaudited)         2007        2006         2005         2004         2003
--------------                                 -------------     ---------    ---------    ---------     --------    ---------

Per Share Operating Performance:
(for a share outstanding throughout the period)
Net asset value, beginning of period....           $ 1.00         $  1.00      $  1.00      $  1.00      $  1.00      $  1.00
                                                   --------       --------     --------     ---------    ---------    ---------
Income from investment operations:
Net investment income...............                 0.007           0.027        0.024        0.015        0.003        0.002
Net realized and unrealized gain (loss)
      on investments....................             0.000           0.000        0.000        0.000        0.000        0.000
                                                   --------       --------     --------     ---------    ---------    ---------
    Total from investment operations....             0.007           0.027        0.024        0.015        0.003        0.002
Less distributions from:
Dividends from net investment income                (0.007)         (0.027)      (0.024)      (0.015)      (0.003)      (0.002)
Net realized gains on investments...                ( --  )         ( --  )      (  -- )      (  -- )      ( --  )      ( --  )
                                                   --------       --------     --------     ---------    ---------    ---------
    Total Distributions.................            (0.007)         (0.027)      (0.024)      (0.015)      (0.003)      (0.002)
                                                   --------       --------     --------     ---------    ---------    ---------
Net asset value, end of period..........          $  1.00         $  1.00      $  1.00      $  1.00      $  1.00      $  1.00
                                                   ========       ========     ========     =========    =========    =========
Total Return............................             0.69%(a)        2.72%        2.45%        1.50%        0.33%        0.17%
Ratios/Supplemental Data
Net assets, end of period (000's).......          $ 174,147      $ 218,833    $ 166,999    $ 172,476     $ 182,770    $ 163,675
Ratios to average net assets:
  Expenses, net of fees waived (b)......             0.84%(c)        0.88%        0.91%        0.88%        0.88%        0.84%
  Net investment income.................             1.40%(c)        2.69%        2.40%        1.44%        0.35%        0.19%
Management and administration fees waived             --              --           --           --          0.02%        0.04%
Shareholder servicing fees waived.......              --              --           --           --          0.00%        0.02%
  Expenses paid indirectly..............              --             0.00%         --          0.00%        0.00%        0.00%


(a) Not annualized
(b) Includes expenses paid indirectly
(c) Annualized

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------



================================================================================
8. Financial Highlights (continued)

                                                 Six Months                         Years Ended December 31,
                                                    Ended        -------------------------------------------------------------
                                                June 30, 2008
Class B shares                                  (Unaudited)         2007        2006         2005         2004         2003
--------------                                 -------------     ---------    ---------    ---------     --------    ---------
Per Share Operating Performance:
(for a share outstanding throughout the period)
Net asset value, beginning of period....           $ 1.00         $  1.00      $  1.00      $  1.00      $  1.00      $  1.00
                                                   --------       --------     --------     ---------    ---------    ---------
Income from investment operations:
Net investment income...............                 0.008           0.029        0.026        0.017        0.005        0.004
Net realized and unrealized gain (loss)
      on investments....................             0.000           0.000        0.000        0.000        0.000        0.000
                                                   --------       --------     --------     ---------    ---------    ---------
    Total from investment operations....             0.008           0.029        0.026        0.017        0.005        0.004
Less distributions from:
Dividends from net investment income                (0.008)         (0.029)      (0.026)      (0.017)      (0.005)      (0.004)
Net realized gains on investments...                ( --  )         ( --  )      ( --  )      ( --  )      ( --  )      ( --  )
                                                   --------       --------     --------     ---------    ---------    ---------
    Total Distributions.................            (0.008)         (0.029)      (0.026)      (0.017)      (0.005)      (0.004)
                                                   --------       --------     --------     ---------    ---------    ---------
Net asset value, end of period..........           $ 1.00         $  1.00      $  1.00      $  1.00      $  1.00      $  1.00
                                                   ========       ========     ========     =========    =========    =========
Total Return............................             0.79%(a)        2.95%        2.66%        1.68%        0.52%        0.39%
Ratios/Supplemental Data
Net assets, end of period (000's).......           $ 10,405       $ 19,008     $ 18,439     $ 20,663     $  24,030   $   15,526
Ratios to average net assets:
  Expenses, net of fees waived (b)......             0.63%(c)        0.67%        0.71%        0.71%        0.69%        0.63%
  Net investment income.................             1.69%(c)        2.92%        2.60%        1.58%        0.58%        0.39%
Management and administration fees waived             --             --            --           --          0.02%        0.04%
Expenses paid indirectly................              --             0.00%         --          0.00%        0.00%        0.00%


(a) Not annualized
(b) Includes expenses paid indirectly
(c) Annualized

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
CALIFORNIA DAILY TAX FREE INCOME FUND, INC.
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
(UNAUDITED
================================================================================
8. Financial Highlights (continued)

                                                 Six Months                         Years Ended December 31,
                                                    Ended        -------------------------------------------------------------
                                                June 30, 2008
Advantage shares                                (Unaudited)         2007        2006         2005         2004         2003
----------------                               -------------     ---------    ---------    ---------     --------    ---------
Per Share Operating Performance:
(for a share outstanding throughout the period)
Net asset value, beginning of period....           $ 1.00         $  1.00      $  1.00      $  1.00      $  1.00       $  1.00
                                                   --------       --------     --------     ---------    ---------     --------
Income from investment operations:
Net investment income.............                   0.006           0.026        0.023        0.014        0.003         0.002
Net realized and unrealized gain (loss)
      on investments..................               0.000           0.000        0.000        0.000        0.000         0.000
                                                   --------       --------     --------     ---------    ---------     --------
    Total from investment operations..               0.006           0.026        0.023        0.014        0.003         0.002
Less distributions from:
Dividends from net investment income                (0.006)         (0.026)      (0.023)      (0.014)      (0.003)       (0.002)
Net realized gains on investments.                  ( --  )         ( --  )      (  -- )      ( --  )      ( --  )       ( --  )
                                                   --------       --------     --------     ---------    ---------     --------
    Total Distributions...............              (0.006)         (0.026)      (0.023)      (0.014)      (0.003)       (0.002)
                                                   --------       --------     --------     ---------    ---------     --------
Net asset value, end of period........             $ 1.00         $  1.00      $  1.00      $  1.00      $  1.00       $  1.00
                                                   ========       ========     ========     =========    =========     ========
Total Return..........................               0.60%(a)        2.58%        2.34%        1.38%        0.31%         0.17%
Ratios/Supplemental Data
Net assets, end of period (000's)....             $  70,999       $ 54,924     $ 48,001    $  34,387     $  34,997     $ 49,822
Ratios to average net assets:
  Expenses, net of fees waived (b)...                1.02%(c)        1.02%        1.02%        1.00%        0.90%        0.84%
  Net investment income..............                1.15%(c)        2.55%        2.28%        1.34%        0.31%        0.19%
Management and administration fees waived             --              --           --           --          0.02%        0.04%
Distribution fees waived.............                0.26%(c)        0.30%        0.34%        0.35%        0.43%        0.46%
Expenses paid indirectly.............                0.00%(c)        0.00%         --          0.00%        0.00%        0.00%


(a) Not annualized
(b) Includes expenses paid indirectly
(c) Annualized



--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
CALIFORNIA DAILY TAX FREE INCOME FUND, INC.
ADDITIONAL INFORMATION
(UNAUDITED)
================================================================================
ADDITIONAL INFORMATION ABOUT PORTFOLIO HOLDINGS
The Fund is required to file its complete schedule of portfolio holdings with the Securities and Exchange Commission ("SEC") on Form N-Q for its first and third fiscal quarters. The Fund's Form N-Q is available without charge on the SEC's website (http://www.sec.gov) or by calling the Fund toll free at (800) 433-1918. You can also obtain copies of the Fund's Form N-Q by visiting the SEC's Public Reference Room in Washington, DC (please call the SEC at (800) 732-0330 for information on the operation of the Public Reference Room).

INFORMATION  ABOUT PROXY VOTING
Information regarding the Fund's proxy voting record for the 12 month period ending June 30 of each year is filed with the SEC on Form N-PX no later than August 31 of each year. The Fund's Form N-PX is available without charge, upon request, by calling the Fund at (800) 433-1918 and on the SEC's website (http//www.sec.gov). The Fund does not presently invest in voting securities and has therefore not adopted proxy voting policies and procedures.

DISTRIBUTIONS
The tax character of all distributions paid during the years ended December 31, 2007 and 2006 were tax-exempt income.


--------------------------------------------------------------------------------

------------------------------------------------------
This report is submitted for the general  information                 CALIFORNIA
of  the   shareholders   of  the  Fund.   It  is  not                      DAILY
authorized for distribution to prospective  investors                   TAX FREE
in the Fund  unless  preceded  or  accompanied  by an                     INCOME
effective  prospectus,   which  includes  information                 FUND, INC.
regarding   the  Fund's   objectives   and  policies,
experience  of  its  management,   marketability   of
shares, and other information.
------------------------------------------------------




California Daily Tax Free Income Fund, Inc.
     600 Fifth Avenue
     New York, New York 10020


Manager
     Reich & Tang Asset Management, LLC
     600 Fifth Avenue
     New York, New York 10020


Custodian
     The Bank of New York Mellon
     2 Hanson Place, 7th Floor
     Brooklyn, New York 11217


Transfer Agent &                                              Semi-Annual Report
Dividend Disbursing Agent                                          June 30, 2008
     Reich & Tang Services, Inc.                                     (Unaudited)
     600 Fifth Avenue
     New York, New York 10020


Distributor
     Reich & Tang Asset Distributor, Inc.
     600 Fifth Avenue
     New York, New York 10020



CA06/08S


--------------------------------------------------------------------------------

ITEM 2: CODE OF ETHICS

Not Applicable (disclosure required in annual report on N-CSR only).

ITEM 3: AUDIT COMMITTEE FINANCIAL EXPERT

Not Applicable (disclosure required in annual report on N-CSR only).

ITEM 4: PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not Applicable (disclosure required in annual report on N-CSR only).

ITEM 5: AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable.

ITEM 6: SCHEDULE OF INVESTMENTS

Schedule of Investments in securities of unaffiliated issuers is included under
Item 1.

ITEM 7: DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 8: PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS

Not applicable.

ITEM 9: SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

There were no material changes to the procedures by which shareholders may recommend nominees to the registrant's board of directors that were implemented after the registrant last provided disclosure in response to the requirements of
Item 7(d)(2)(ii)(G) of Schedule 14A, or this Item 9.

ITEM 10: CONTROLS AND PROCEDURES

(a) The registrant's Principal Executive Officer and Principal Financial Officer have evaluated the design and operation of the registrant's disclosure controls and procedures within 90 days of this filing and have concluded that the registrant's disclosure controls and procedures were effective in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized and reported on a timely basis.

(b) There were no changes in the registrant's internal controls over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to affect, the registrant's internal controls over financial reporting.

ITEM 11: EXHIBITS

(a)(1) Not applicable (disclosure required in annual report on N-CSR only).

(a)(2) Certifications of Principal Executive Officer and Principal Financial Officer, under Rule 30a-2 of the Investment Company Act of 1940.

(a)(3) Not applicable.

(b) Certifications of Principal Executive Officer and Principal Financial Officer, under Section 906 of the Sarbanes-Oxley Act of 2002 and 18 U.S. C.ss.1350.

                                    SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) California Daily Tax Free Income Fund, Inc.

 By (Signature and Title)*   /s/Christine Manna
                             -------------------
                             Christine Manna, Secretary

Date: September 15, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*    /s/ Michael P. Lydon
                             --------------------
                             Michael P. Lydon, President

Date: September 15, 2008

By (Signature and Title)*    /s/ Joseph Jerkovich
                             --------------------
                             Joseph Jerkovich, Treasurer and Assistant Secretary

Date: September 15, 2008

* Print the name and title of each signing officer under his or her signature.